Other Commitments And Contingencies (Narrative) (Details) $ in Millions			12 Months Ended
	Oct. 01, 2015	Aug. 18, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 05, 2014 USD ($)	Aug. 31, 2010 USD ($)
Other Commitments And Contingencies [Line Items]
Line of Credit Facility Used For Credit Support for Subsidiaries			$ 750.0
Line of Credit Facility Used For Corporate Purposes			750.0
Commercial paper			0.0	$ 0.0
Guarantor Obligations, Maximum Exposure, Undiscounted			63.8
Accrual for Environmental Loss Contingencies			8.3	14.3
Liability for estimated remediation costs			6.5	12.5
Ozone Level Maximum	70 ppb
Percentage Reduction in Methane Emissions		95.00%
Hours of Operation		26,000
Replacement Years		3 years
Payments made in connection with operating leases			21.2	14.9	$ 13.3
PCB
Other Commitments And Contingencies [Line Items]
Liability for estimated remediation costs			$ 1.8
Propane
Other Commitments And Contingencies [Line Items]
Number of waste disposal sites identified by program			4
Petroleum
Other Commitments And Contingencies [Line Items]
Number of waste disposal sites identified by program			10
Millennium Pipeline
Other Commitments And Contingencies [Line Items]
Face amount of notes							$ 725.0
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 16.2
Guarantees, Fair Value Disclosure			$ 1.5
Millennium Pipeline
Other Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage			47.50%
Guarantee Type, Other
Other Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 45.7
Letter of Credit
Other Commitments And Contingencies [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			18.1
Revolving Credit Facility
Other Commitments And Contingencies [Line Items]
Revolving credit facility, maximum			1,500.0
Credit facilities borrowings			0.0	0.0
Letters of Credit Outstanding, Amount			18.1
Revolving Credit Facility | CPPL
Other Commitments And Contingencies [Line Items]
Revolving credit facility, maximum						$ 500.0
Credit facilities borrowings			15.0	$ 0.0
Letters of Credit Outstanding, Amount			0.0
Commercial Paper
Other Commitments And Contingencies [Line Items]
Revolving credit facility, maximum			1,000.0
Letter of Credit
Other Commitments And Contingencies [Line Items]
Revolving credit facility, maximum			250.0
Letter of Credit | CPPL
Other Commitments And Contingencies [Line Items]
Revolving credit facility, maximum			50.0
IBM Service Agreement
Other Commitments And Contingencies [Line Items]
Purchase And Service Obligations Minimum Fixed Payments Due			165.3
Senior Notes
Other Commitments And Contingencies [Line Items]
Face amount of notes			$ 2,750.0